Income taxes (Details)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income taxes [Abstract]
Statutory income tax rate (as a percent)	0.00%
Effective income tax rate (as a percent)	43.80%	(8.20%)